Investment Strategy - DoubleLine Ultrashort Income ETF	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing in a diversified portfolio of investment grade, U.S. dollar-denominated fixed income securities with a low average effective duration. Fixed income instruments include, but are not limited to, bonds, debt securities and other fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities. Such instruments may include, among others, securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; repurchase agreements; corporate obligations; agency and non-agency mortgage-backed securities of any kind, including commercial and residential mortgage-backed securities; asset-backed securities; securitized investments such as collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); commercial paper; bank obligations; inflation indexed bonds; U.S. dollar-denominated foreign fixed-income securities; fixed income securities offered through private placements; and fixed and floating/variable rate debt instruments.
In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one year or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by DoubleLine ETF Adviser LP (the “Adviser”). The effective duration of the Fund’s investment portfolio may vary significantly from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed one year.
Under normal circumstances, the Fund expects to invest in investment grade-rated securitized debt investments with a low average effective duration. Securitized debt investments include investments that offer exposure to pools of mortgages, loans, receivables or other assets, such as agency and non-agency mortgage-backed securities (including commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations), asset-backed securities of any kind (including CLOs) and other similar securities representing interests in or that are backed by cashflows from various assets, such as loans, leases and warehouse facilities, and related instruments. For these purposes, securitized debt investments include debt obligations that may be backed by (i) the cash flows from a pool of debt obligations or other income-producing investments or (ii) a single income-producing investment, and such obligations may be tranched (i.e., issued in multiple classes of obligations with different credit or other characteristics) or untranched. Securitized debt investments may also be referred to as “structured product securities” or “structured products.” The Fund may invest in securitized debt investments directly or indirectly, for example, by investing in derivatives or synthetic instruments with underlying assets that have similar economic characteristics to the securitized debt investments in which the Fund may make direct investments.
Mortgage-backed securities in which the Fund may invest include, without limitation: mortgage-related securities of any maturity or type, including residential or commercial mortgage-backed securities, those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities; pass-through securities, including government, private, and multiclass pass-through securities; stripped mortgage securities (interest-only and principal-only securities); inverse floaters; commercial real estate CLOs; Real Estate Mortgage Investment Conduits (“REMICs”) and Re-REMICs (which are REMICs that have been re-securitized); and those backed by collateral such as non-performing and/or re-performing loans, non-qualifying mortgage loans, and single asset, single borrower loans.
The other asset-backed securities in which the Fund will invest include, without limitation: obligations backed or supported by leases of various types, including leases of real, personal and other property (including those relating to aircrafts, containers, railroads, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets); securities backed by receivables from credit card agreements and automobile finance agreements; home equity sharing agreements; student loans; consumer loans; home equity loans; mobile home loans; boat loans; loans of any type that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans); income from other income streams, such as income from business and small business loans, project finance loans, renewable energy projects, personal financial assets, timeshare receivables and franchise rights; and CLOs, including CLOs backed by any of the previously mentioned assets or instruments, such as CLOs backed by covenant-lite loans.
The Fund normally invests principally in “investment grade” securities (i.e., those rated above Ba1 by Moody’s Ratings (“Moody’s”) or above BB+ by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality).
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund is not subject to the credit quality, liquidity, diversification or other limitations imposed on money market funds by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open-end or closed-end investment companies and ETFs, including other investment vehicles sponsored or advised by the Adviser or a related party of the Adviser. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.
The Fund is classified as a non-diversified fund under the 1940 Act, and may invest in the securities of a smaller number of issuers than a diversified fund.